TRADE AND OTHER RECEIVABLES - Changes in Provision for expected credit losses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision of impairment
Beginning balance	Rp (11,339)
Ending balance	(8,510)	Rp (11,339)
Allowance for expected credit losses
Provision of impairment
Beginning balance	8,360	6,207
Allowance for expected credit losses	474	2,344
Receivables written off	(1,032)	(191)
Ending balance	Rp 7,802	Rp 8,360